Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 538,780	₩ 419,692
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	184,082	169,877
Short-term financial instruments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	277,215	167,000
Accounts receivable, net
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	71,213	77,257
Other receivables, net
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7	12
Other current financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,439	3,370
Other non-current financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 1,824	₩ 2,176